Accounts receivable (Details Narrative) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
Receivables [Abstract]
Accounts receivable			$ 1,000		$ 31	$ 40,000
Provision for doubtful accounts	$ 0	$ 0	$ 0	$ 0